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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CE-AMINC2-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.09%(a)

Alabama–3.55%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$4,136,167
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2039	950	1,091,389
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2044	950	1,088,225
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC)(b)(c)	5.00%	06/01/2039	2,375	2,376,876
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,800	1,949,382
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	560	618,515
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	940	1,081,921
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,900	1,616,653
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,100	2,589,048
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,388,430
				18,936,606

Alaska–0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,465	3,823,073

Arizona–3.51%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,875,597
Arizona (State of) Transportation Board; Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	2,810	2,870,331
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	1,875	1,915,256
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	533,050
Series 2010, RB	5.13%	05/15/2040	1,250	1,333,550
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	707,416
Series 2009, Education RB	7.13%	01/01/2045	660	677,602
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	380	432,083
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,554,835
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,160	1,337,202
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	1,855	2,133,417
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	2,305	2,390,423
				18,760,762

California–21.12%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	1,715	1,950,641
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB(INS-AGM) (b)(h)	0.00%	09/01/2019	6,000	5,802,600
Series 1997 C, Sub. Lease CAB RB(INS-AGM) (b)(h)	0.00%	09/01/2021	7,265	6,718,745
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	6,715	6,798,938
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	1,890	2,170,552

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2028	$900	$671,283
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(h)	0.00%	06/01/2055	8,390	359,679
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,100	1,176,923
California (State of) Municipal Finance Authority (Chevron U.S.A. Inc.); Series 2010 B, VRD Recovery Zone Facility RB(i)	0.84%	11/01/2035	1,000	1,000,000
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2027	1,050	1,168,566
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	1,215	1,338,881
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	2,685	2,916,501
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC)(b)	5.00%	12/01/2019	2,095	2,167,298
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,515,917
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	717,461
Series 2016 A, RB(f)	5.00%	12/01/2041	1,030	1,118,992
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,374,659
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,335	1,413,912
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	765	810,219
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,527,403
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,302,977
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,195,821
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,350,860
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,531,656
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	400	400,588
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	4,065	4,413,777
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM)(b)(h)	0.00%	01/15/2034	3,145	1,695,815
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,140	4,139,917
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,130	2,130,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,207,752
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,443,250
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,359,432
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,360
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(g)	5.00%	05/01/2028	2,730	3,067,756
Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	1,225	1,345,515
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2046	3,705	1,163,778
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL)(b)(h)	0.00%	06/01/2021	9,000	8,352,450
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,739,648
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	8,490	9,524,422
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	850	933,300
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	1,700	1,864,254
Series 2017 A, RB(g)	5.25%	05/01/2042	1,115	1,323,315
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	3,690	4,127,708
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	4,000	4,496,680
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	525	579,904

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	$2,605	$646,665
Vernon (City of); Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	495	516,513
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,150	1,214,308
				112,837,591

Colorado–3.60%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	5,425	5,507,080
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	435	483,594
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	1,005,030
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,317,432
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,676,730
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,587,698
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	920	1,058,598
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	5.00%	12/15/2041	720	738,915
University of Colorado; Series 2013 A, Enterprise RB(c)	5.00%	06/01/2037	2,655	3,000,893
Series 2013 A, Enterprise RB(c)	5.00%	06/01/2043	2,535	2,845,867
				19,221,837

District of Columbia–2.55%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,658,316
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	2,650	2,875,118
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	800	869,752
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,725	1,777,026
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	850	875,636
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,568,662
				13,624,510

Florida–9.95%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,640
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,138,640
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,767,598
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,193,778
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	1,670	1,895,099
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,000	1,103,040
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,255,430
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(e)	5.95%	07/01/2020	40	44,297
Florida (State of) North Broward Hospital District; Series 2017 B, Ref.	5.00%	01/01/2048	2,505	2,686,963
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/2027	1,800	1,990,710
Hillsborough (County of) Aviation Authority; Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,075	1,104,326
Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.50%	10/01/2038	2,425	2,492,415
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	3,300	3,616,734

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	$710	$768,334
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,068,150
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	520	578,536
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	185	202,976
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,510	1,692,212
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2030	2,270	2,526,374
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	975,401
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,530,953
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM) (b)	5.00%	10/01/2035	1,450	1,617,953
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,115,251
Series 2017 B, Ref. Aviation RB(g)	5.00%	10/01/2040	1,690	1,943,111
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	2,510	2,890,491
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,245,015
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(INS-BHAC) (b)(c)	5.50%	10/01/2023	2,900	3,102,565
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,805	3,118,795
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(b)(d)	5.35%	05/01/2018	3,500	3,552,990
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,610
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	828	579,362
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,100,940
				53,151,691

Georgia–4.08%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	320	332,019
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	175	181,598
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	220	233,581
Atlanta (City of); Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,350	1,461,712
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,450	1,569,987
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,350	1,461,713
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	6,015	6,951,235
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	745	840,941
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB(e)	5.70%	01/01/2019	4,365	4,530,608
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(c)	5.00%	09/01/2029	4,000	4,231,880
				21,795,274

Hawaii–3.06%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,819,300
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,412,697
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,255,055
Series 2015 A, Airport System RB(g)	5.00%	07/01/2041	645	729,482
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,295	1,460,890

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	$1,000	$1,130,080
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/2031	2,160	2,535,386
				16,342,890

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	850	888,530
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,148,961
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	669,273
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,135	1,246,525
				3,953,289

Illinois–19.21%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,450	1,450,827
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	01/01/2029	1,710	1,166,955
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	2,600	2,952,300
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	950	1,052,002
Chicago (City of) (O’Hare International Airport); Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,202,385
Series 2015 C, RB(g)	5.00%	01/01/2046	645	712,809
Series 2015 D, RB	5.00%	01/01/2046	450	503,325
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,035	1,224,198
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,445	1,475,779
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,335	1,497,082
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	4,185	4,507,329
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,113,083
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	795	859,689
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	350,617
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	280,163
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (b)	5.25%	01/01/2025	2,700	2,707,749
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,120	1,138,099
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,785	2,960,901
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,712,958
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM) (b)	5.00%	01/01/2033	1,190	1,261,150
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	945,438
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	723,168
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,812,300
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,550	1,780,113
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,094,920
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,163,712
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	520	521,404
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,325	1,368,712
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,159,100
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)	5.38%	08/15/2024	2,400	2,557,272
Series 2009 A, RB(c)	5.75%	08/15/2030	1,700	1,825,698
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,000,865
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	257	14,151
Series 2016 B, RB	5.63%	05/15/2020	1,238	1,230,774
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB(d)(e)	5.50%	05/15/2018	130	132,443
Series 1999 A, RB(d)(e)	5.50%	05/15/2018	1,870	1,905,137

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(d)(e)	6.25%	11/15/2019	$845	$919,512
Series 2009, RB	6.25%	11/15/2035	555	598,334
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	2,140	2,252,371
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,725,571
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	1,790	1,958,099
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	2,595	2,905,699
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	2,460	2,749,690
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,975,920
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,100	1,305,570
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2031	920	1,017,778
Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2032	840	926,696
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	3,125	3,477,781
Series 2014 C, RB(c)	5.00%	01/01/2039	3,760	4,248,875
Series 2015 A, RB(c)	5.00%	01/01/2040	1,500	1,707,345
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	967,678
Series 2013, Unlimited Tax GO Bonds(INS-AGM) (b)	5.25%	07/01/2029	1,660	1,861,258
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,304,200
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	883,949
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,113,903
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	3,425	3,684,821
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA)(g)	7.60%	04/01/2027	30	30,152
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,625	4,094,002
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/2042	525	531,578
				102,600,469

Indiana–2.97%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,872,702
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(g)	5.00%	07/01/2040	2,940	3,180,080
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	545,340
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	440	472,921
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	628,276
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	4,098,681
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(d)(e)	5.25%	07/01/2023	1,000	1,179,880
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	940	1,081,959
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	6.75%	01/01/2034	1,500	1,782,720
				15,842,559

Iowa–1.24%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	965	1,001,477
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	825	884,045
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,280	1,284,672
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,040	1,044,285
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	9,640	1,028,684

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	$1,400	$1,403,780
				6,646,943

Kansas–0.83%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	2,800	3,032,400
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,413,774
				4,446,174

Kentucky–3.28%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC)(b)	5.75%	12/01/2028	1,700	1,720,978
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,108,638
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,437,345
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	775	836,341
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,350	1,502,982
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	3,700	4,130,532
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,605	1,671,736
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,800	1,874,844
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	205	213,524
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	235	244,771
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,116,250
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,145,050
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/2018	500	505,710
				17,508,701

Louisiana–2.78%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(i)	0.94%	08/01/2035	2,400	2,400,000
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2033	2,000	2,263,040
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,250	2,310,120
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,187,679
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,775	2,779,468
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	710,066
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,361,880
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,138,998
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	706,542
				14,857,793

Maryland–0.97%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	668,134
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,318,451
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,095	1,165,693
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	775	825,980

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$690	$745,462
Series 2017, Ref. RB	5.00%	04/01/2032	410	436,043
				5,159,763

Massachusetts–1.97%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,068,928
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,425	4,995,870
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	1,575	1,729,208
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(d)(e)	7.25%	01/01/2021	540	629,764
Series 2011 I, RB	7.25%	01/01/2032	360	415,735
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB(c)	5.00%	08/01/2030	1,500	1,665,795
				10,505,300

Michigan–3.59%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,190	2,504,791
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,566,037
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	950	1,034,455
Series 2014 C-3, Ref. Sr. Lien Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2031	2,500	2,828,150
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	475	528,000
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	533,705
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	970	1,079,707
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,951,897
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	2,965	3,365,127
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,500	2,506,750
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,256,088
				19,154,707

Minnesota–0.74%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	400	400,612
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	2,050	2,147,416
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,350	1,417,311
				3,965,339

Missouri–1.34%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	897,976
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,874,525
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	385	403,388
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,155,132
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,304,555
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt(e)(g)	5.40%	07/01/2018	1,500	1,533,435
				7,169,011

Nebraska–0.87%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	3,250	3,544,157
Series 2012, Gas RB	5.25%	09/01/2037	1,000	1,118,410
				4,662,567

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.66%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	$1,800	$1,936,818
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(g)	5.38%	01/01/2043	2,000	2,229,040
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC)(b)(c)	5.25%	07/01/2026	6,625	8,000,483
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(e)	6.75%	07/01/2019	1,100	1,156,485
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	1,700	1,903,184
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,271,773
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	861,769
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,285	1,308,747
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,309,158
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	2,600	2,907,944
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,500	1,624,875
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	3,065	3,070,762
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	3,070	2,967,063
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	4,265	4,279,800
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	800	769,024
				35,596,925

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,473,949
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	1,500	1,549,005
				4,022,954

New York–15.19%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,480	1,625,706
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	1,620	1,783,685
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,210,277
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	2,000	2,141,380
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,604,579
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,873,951
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,502,450
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Development RB(g)	5.75%	10/01/2036	2,065	2,063,844
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,243,390
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	5,515	6,117,017
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,135,010
New York (City of) Transitional Finance Authority; Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	1,000	1,069,420
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	5,440	5,473,021
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,370	2,602,568
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	2,505	2,764,242
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	8,918,310
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	4,210	4,791,822

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	$2,250	$2,350,058
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,000	2,088,940
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	4,140	4,561,369
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	2,785	3,253,966
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	4,060	4,367,789
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,185,540
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	3,165	3,330,941
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2031	1,285	1,368,319
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	1,355	1,483,413
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	2,465	2,735,435
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement RB	5.00%	06/01/2048	1,485	1,510,824
				81,157,266

North Carolina–1.56%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	5,590	6,381,097
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(g)	5.00%	06/30/2054	1,810	1,939,397
				8,320,494

North Dakota–0.20%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,051,860

Ohio–8.18%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	645	723,684
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,917,589
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,243,679
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	457,804
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	929,929
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	190	178,125
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	5,562,658
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	900	948,744
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,290	1,433,396
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	2,685	2,942,142
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	800	931,080
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,098,068
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,224,563
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	1,885	2,120,663
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	875	1,002,365
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	04/01/2024	3,600	3,660,660
Series 2006 A, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	3,325	3,380,661
Series 2006 B, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	3,350	3,406,448
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	1,625	1,649,148
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	615	686,715
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,800	1,791,216
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(f)(g)	4.25%	01/15/2038	440	451,238

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	$275	$301,931
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,445	1,556,857
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,130	1,117,581
				43,716,944

Oklahoma–1.18%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,035	2,367,824
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	1,985	2,300,694
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,485	1,637,435
				6,305,953

Pennsylvania–2.03%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,166,726
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	640	714,695
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	680	759,363
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,180	1,317,718
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	235	264,133
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,090	1,225,127
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	225	252,893
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(k)	5.13%	12/01/2039	1,000	834,540
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,750	2,012,290
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	545	620,117
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	723,503
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	840	955,181
				10,846,286

Puerto Rico–0.41%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	4,515	509,202
Puerto Rico Sales Tax Financing Corp.; () Series 2007 A, CAB Sales Tax RB (INS-NATL)(b)(h)	0.00%	08/01/2044	8,810	1,675,309
				2,184,511

South Carolina–1.89%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL)(b)	5.25%	04/01/2021	170	170,524
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.50%	02/01/2019	1,000	1,044,440
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,200	1,306,896
South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.25%	07/01/2050	2,620	2,933,797
Series 2015, RB(g)	5.25%	07/01/2055	1,030	1,153,363
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	3,300	3,486,681
				10,095,701

South Dakota–0.49%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,355,116
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,235,894
				2,591,010

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–2.32%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL)(b)(h)	0.00%	07/01/2026	$12,525	$9,286,035
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	3,100	3,129,760
				12,415,795

Texas–22.78%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,797,712
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2018	1,400	1,435,210
Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2019	1,600	1,688,752
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,256,560
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,803,769
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,000	1,115,760
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	5,850	5,999,643
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2041	2,000	2,203,060
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	4,350	4,598,820
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	925	978,484
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,100	1,171,236
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(g)	4.75%	07/01/2024	940	1,026,621
Houston (City of); Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	3,150	3,479,175
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	645	687,557
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,015	1,044,191
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,618,980
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,492,369
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,672
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,918,639
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,529,416
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC)(b)(g)	5.13%	11/01/2028	5,000	6,002,750
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,505	2,710,510
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2047	1,000	1,026,760
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	880	882,878
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	120,392
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	880	883,124
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,095	1,098,887
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	120	120,426
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	155,550
Series 2011 A, Special Projects System RB(c)(d)(e)	5.50%	09/01/2021	3,180	3,610,000
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	7,525	8,344,322
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	4,260	4,834,589
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,237,420
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	770	813,405
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,285	1,340,718
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,200
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	575,441

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	$500	$501,235
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,935	2,068,708
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,600	3,770,928
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 B, Ref. VRD Hospital RB (LOC-TD Bank, N.A.)(i)(l)	0.93%	10/01/2041	1,240	1,240,000
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,661,198
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,310	3,672,908
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	2,650	1,204,213
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	3,455	1,495,980
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,290	1,433,848
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	5,870	5,941,438
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,498,361
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	6,050,478
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,842,192
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,112,480
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,418,465
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(g)	5.00%	12/31/2055	870	954,668
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,843,723
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	7.00%	12/31/2038	1,150	1,374,814
				121,694,635

Utah–0.61%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,065	2,374,936
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	875	876,680
				3,251,616

Virgin Islands–0.22%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	475	288,563
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	911,250
				1,199,813

Virginia–2.15%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(g)	5.00%	01/01/2040	1,760	1,889,149
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	2,705	3,006,689
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	620	704,053
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/2034	2,890	3,121,604
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(g)	5.00%	12/31/2056	2,505	2,776,066
				11,497,561

Washington–3.39%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2025	1,675	1,868,295
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,415	1,424,367
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,537,865
Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	875	1,035,318

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	$2,700	$2,975,697
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	645	706,746
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	2,550	2,676,557
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,125	1,299,352
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	1,720	1,726,037
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,857,369
				18,107,603

West Virginia–1.29%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(g)	5.50%	10/15/2037	2,500	2,503,175
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	730	741,147
Series 2008, RB	6.25%	10/01/2023	1,270	1,292,568
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,065	1,125,822
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,160	1,226,248
				6,888,960

Wisconsin–3.50%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	685	745,739
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	1,595	1,845,064
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	500	501,460
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	460	461,260
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	5,084,771
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(d)(e)	5.00%	08/15/2022	1,400	1,606,332
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,340	1,419,328
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	4,515	5,085,515
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	738,287
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	105	110,481
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,020	1,074,417
				18,672,654

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.62%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	$1,350	$1,430,109
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2047	1,675	1,893,889
				3,323,998
TOTAL INVESTMENTS IN SECURITIES(m)–168.09% (Cost $843,410,749)				897,909,388
FLOATING RATE NOTE OBLIGATIONS–(29.62)%
Notes with interest and fee rates ranging from 1.50% to 1.89% at 11/30/2017, and contractual maturities of collateral ranging from 10/01/2023 to 04/01/2056 (See Note 1D)(n)				(158,220,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.43)%				(215,991,514)
OTHER ASSETS LESS LIABILITIES–1.96%				10,477,956
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$534,175,830

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
Ctfs.	—	Certificates
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $20,880,185, which represented 3.91% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2017 represented less than 1% of the Trust’s Net Assets.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $248,858,414 are held by TOB Trusts and serve as collateral for the $158,220,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Advantage Municipal Income Trust II

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.